UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

April 11, 2020 to May 12, 2020

Commission File Number of issuing entity: 333-189017-01

Central Index Key Number of issuing entity: 0001585673

Citigroup Commercial Mortgage Trust 2013-GC15

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189017

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Rialto Mortgage Finance, LLC

(Central Index Key Number: 0001592182)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Starwood Mortgage Funding I LLC

(Central Index Key Number: 0001682511)

RAIT Funding, LLC

(Central Index Key Number: 0001587045)

Redwood Commercial Mortgage Corporation

(Central Index Key Number: 0001567746)

The Bancorp Bank

(Central Index Key Number: 0001505494)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-7036489

46-7039598

46-7042172

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PEZ	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 12, 2020, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2013-GC15 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2020. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2020. The CIK number of CGMRC is 0001541001.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 6, 2020. The CIK number of Rialto is 0001592182.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 13, 2020. The CIK number of GSMC is 0001541502.

Starwood Mortgage Funding I LLC (“SMFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 4, 2020. The CIK number of SMFI is 0001682511.

RAIT Funding, LLC (“RAIT”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 3, 2020. The CIK number of RAIT is 0001587045.

Redwood Commercial Mortgage Corporation (“Redwood”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 6, 2020. The CIK number of Redwood is 0001567746.

The Bancorp Bank (“Bancorp”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 15, 2020. The CIK number of Bancorp is 0001505494.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from U.S. Bank National Association, as Trustee:

In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one or more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2013-GC15, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15, relating to the May 12, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15, relating to the May 12, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: May 26, 2020